CAPITAL SECURITIES - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities	$ 3,012		$ 3,385
Redemption amount	49	$ 64	47	$ 64
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities	66		38
BSREP II RH B LLC | Preferred equity
Disclosure of classes of share capital [line items]
Capital securities	$ 249		249
Annual return payable in monthly distributions	9.00%
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities	$ 142		142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preferred equity
Disclosure of classes of share capital [line items]
Capital securities	40		40
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities	$ 808		$ 775